Debt - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,055,421	$ 1,287,248
Support from Export-Import Bank for net purchase price of aircraft	80.00%
Aircraft financing maturity period	15 years
Loan accreting percentage	100.00%
Number of aircraft finance with SOAR structure | Aircraft	2
Finance with SOAR structure	$ 0	15,000
Non-cash investing and financing transactions	100,000	289,000
Additions right of use asset non cash	31,900	84,900
Additional non cash lease liabilities incurred	31,900	84,900
Export-Import Bank of United States [member]
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness	226,600	297,800
Borrowing on which fixed applicable interest rate is exercised	128,100	178,300
Line of credits [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		140,000
Finance lease [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	604,500	601,300
Finance lease [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 224,300	$ 175,500